COMPREHENSIVE LOSS - Total Comprehensive Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
COMPREHENSIVE LOSS
Net income (loss)	$ 132	$ (27,158)	$ (30,264)
Other comprehensive loss
Unrealized gain (loss) from available-for-sale investments		(673)	673
Net Change in Foreign currency translation	532	(1,611)	(2,781)
Comprehensive income (loss)	664	(29,442)	(32,372)
Comprehensive loss attributable to non-controlling interests	158
Comprehensive income (loss) attributable to UTStarcom Holdings Corp.	$ 822	$ (29,442)	$ (32,372)